Gains and losses on disposal and main changes in scope of consolidation - Gain or loss on group's consolidated income statement (Details) - EUR (€) € in Millions	Nov. 03, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Reameasurement at fair value of remaining interests held		€ 1,486	€ 1,440	€ 98
Orange Concessions
Disclosure of detailed information about business combination [line items]
Sales price	€ 1,053
Reameasurement at fair value of remaining interests held	1,053
Fair value at the disposal date	2,107
Net book value and transaction costs related to sale	17
Gain resulting from the loss of exclusive control	2,124
Tax cost related to sale of the shares	(47)
Net gain resulting from the loss of exclusive control	€ 2,077
Percentage of equity interest sold	50.00%